Available-for-sale debt securities, noncurrent (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) agreement
Available-for-sale debt securities, noncurrent
Convertible corporate bonds, Amortized cost	$ 128
Convertible corporate bonds, Unrealized gains	1
Convertible corporate bonds, Fair value	$ 129
Number of convertible bonds agreement held | agreement	1
Minimum
Available-for-sale debt securities, noncurrent
Maturity	1 year
Maximum
Available-for-sale debt securities, noncurrent
Maturity	5 years